Dec. 30, 2024 USD ($)

Fund summaries
Goal

Putnam Retirement Advantage 2065 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2065 Fund	Class A 2065		Class C 2065		Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2065 Fund		Class A 2065	Class C 2065	Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		10.96%	10.96%	11.11%	11.11%	11.11%	10.96%	10.86%	10.96%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		12.27%	13.02%	12.67%	12.42%	12.17%	12.02%	11.92%	12.02%
Fee Waiver or Reimbursement	[1]	(11.47%)	(11.47%)	(11.47%)	(11.47%)	(11.47%)	(11.47%)	(11.47%)	(11.47%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2065 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2065	652	816	3,246	7,934
Class C 2065	258	490	3,146	8,045	158	490	3,146	8,045
Class R 2065	122	381	3,002	7,985
Class R3 2065	97	303	2,897	7,875
Class R4 2065	72	224	2,791	7,762
Class R5 2065	56	176	2,727	7,692
Class R6 2065	46	144	2,684	7,645
Class Y 2065	56	176	2,727	7,692

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 33%.

33.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2065 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065 (your fund)	2060	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2024
21.54%
Best calendar quarter
Dec. 31, 2023
11.97%
Worst calendar quarter
Jun. 30, 2022
(15.63%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2065 Fund	1 Year		Since Inception		Inception Date
Class A 2065	18.40%		5.32%		Dec. 30, 2020
Class A 2065 | After Taxes on Distributions	16.72%		3.68%		Dec. 30, 2020
Class A 2065 | After Taxes on Distributions and Sales	11.77%		3.70%		Dec. 30, 2020
Class C 2065	23.71%		6.61%		Dec. 30, 2020
Class R 2065	25.11%		6.99%		Dec. 30, 2020
Class R3 2065	25.50%		7.26%		Dec. 30, 2020
Class R4 2065	25.60%		7.51%		Dec. 30, 2020
Class R5 2065	25.93%		7.67%		Dec. 30, 2020
Class R6 2065	26.06%		7.78%		Dec. 30, 2020
Class Y 2065	25.93%		7.68%		Dec. 30, 2020
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[1]	8.80%	[1]	Dec. 30, 2020
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[1]	(3.26%)	[1]	Dec. 30, 2020
S&P Target Date To 2065† Index (no deduction for fees, expenses or taxes)	20.84%	[1]	6.52%	[1]	Dec. 30, 2020
[1]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date to 2065† Index, an additional index that the Investment Manager believes more closely reflects the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2060 Fund	Class A 2060		Class C 2060		Class R 2060	Class R3 2060	Class R4 2060	Class R5 2060	Class R6 2060	Class Y 2060
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2060 Fund		Class A 2060	Class C 2060	Class R 2060	Class R3 2060	Class R4 2060	Class R5 2060	Class R6 2060	Class Y 2060
Management Fees (as a percentage of Assets)		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		2.53%	2.53%	2.68%	2.68%	2.68%	2.53%	2.43%	2.53%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		3.83%	4.58%	4.23%	3.98%	3.73%	3.58%	3.48%	3.58%
Fee Waiver or Reimbursement	[1]	(3.03%)	(3.03%)	(3.03%)	(3.03%)	(3.03%)	(3.03%)	(3.03%)	(3.03%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2060	652	816	1,642	3,794
Class C 2060	258	490	1,508	3,928	158	490	1,508	3,928
Class R 2060	122	381	1,334	3,783
Class R3 2060	97	303	1,209	3,555
Class R4 2060	72	224	1,081	3,321
Class R5 2060	56	176	1,004	3,178
Class R6 2060	46	144	952	3,081
Class Y 2060	56	176	1,004	3,178

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 19%.

19.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
21.16%
Best calendar quarter
Jun. 30, 2020
20.71%
Worst calendar quarter
Mar. 31, 2020
(20.96%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2060 Fund	1 Year		Since Inception		Inception Date
Class A 2060	17.98%	[1]	7.82%	[1]	Dec. 31, 2019
Class A 2060 | After Taxes on Distributions	15.60%	[1]	5.03%	[1]	Dec. 31, 2019
Class A 2060 | After Taxes on Distributions and Sales	11.96%	[1]	5.31%	[1]	Dec. 31, 2019
Class C 2060	23.18%	[1]	8.61%	[1]	Dec. 31, 2019
Class R 2060	24.67%	[1]	8.97%	[1]	Dec. 31, 2019
Class R3 2060	25.00%	[1]	9.26%	[1]	Dec. 31, 2019
Class R4 2060	25.31%	[1]	9.50%	[1]	Dec. 31, 2019
Class R5 2060	25.44%	[1]	9.65%	[1]	Dec. 31, 2019
Class R6 2060	25.56%		9.77%		Dec. 31, 2019
Class Y 2060	25.45%	[1]	9.66%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2060 Index (no deduction for fees, expenses or taxes)	20.44%	[2]	7.92%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2060 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2055 Fund	Class A 2055		Class C 2055		Class R 2055	Class R3 2055	Class R4 2055	Class R5 2055	Class R6 2055	Class Y 2055
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2055 Fund		Class A 2055	Class C 2055	Class R 2055	Class R3 2055	Class R4 2055	Class R5 2055	Class R6 2055	Class Y 2055
Management Fees (as a percentage of Assets)		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		1.80%	1.80%	1.95%	1.95%	1.95%	1.80%	1.70%	1.80%
Acquired Fund Fees and Expenses		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses (as a percentage of Assets)		3.10%	3.85%	3.50%	3.25%	3.00%	2.85%	2.75%	2.85%
Fee Waiver or Reimbursement	[1]	(2.30%)	(2.30%)	(2.30%)	(2.30%)	(2.30%)	(2.30%)	(2.30%)	(2.30%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2055	652	816	1,490	3,289
Class C 2055	258	490	1,352	3,424	158	490	1,352	3,424
Class R 2055	122	381	1,176	3,269
Class R3 2055	97	303	1,048	3,028
Class R4 2055	72	224	918	2,780
Class R5 2055	56	176	840	2,628
Class R6 2055	46	144	787	2,525
Class Y 2055	56	176	840	2,628

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 21%.

21.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055 (your fund)	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
20.58%
Best calendar quarter
Jun. 30, 2020
20.08%
Worst calendar quarter
Mar. 31, 2020
(20.46%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2055 Fund	1 Year		Since Inception		Inception Date
Class A 2055	16.68%	[1]	7.37%	[1]	Dec. 31, 2019
Class A 2055 | After Taxes on Distributions	15.21%	[1]	5.03%	[1]	Dec. 31, 2019
Class A 2055 | After Taxes on Distributions and Sales	10.48%	[1]	5.19%	[1]	Dec. 31, 2019
Class C 2055	21.89%	[1]	8.19%	[1]	Dec. 31, 2019
Class R 2055	23.36%	[1]	8.53%	[1]	Dec. 31, 2019
Class R3 2055	23.74%	[1]	8.82%	[1]	Dec. 31, 2019
Class R4 2055	24.00%	[1]	9.07%	[1]	Dec. 31, 2019
Class R5 2055	24.19%	[1]	9.22%	[1]	Dec. 31, 2019
Class R6 2055	24.29%		9.34%		Dec. 31, 2019
Class Y 2055	24.19%	[1]	9.22%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2055 Index (no deduction for fees, expenses or taxes)	20.21%	[2]	7.69%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2055 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2050 Fund	Class A 2050		Class C 2050		Class R 2050	Class R3 2050	Class R4 2050	Class R5 2050	Class R6 2050	Class Y 2050
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2050 Fund		Class A 2050	Class C 2050	Class R 2050	Class R3 2050	Class R4 2050	Class R5 2050	Class R6 2050	Class Y 2050
Management Fees (as a percentage of Assets)		0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		1.33%	1.33%	1.48%	1.48%	1.48%	1.33%	1.23%	1.33%
Acquired Fund Fees and Expenses		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses (as a percentage of Assets)		2.63%	3.38%	3.03%	2.78%	2.53%	2.38%	2.28%	2.38%
Fee Waiver or Reimbursement	[1]	(1.83%)	(1.83%)	(1.83%)	(1.83%)	(1.83%)	(1.83%)	(1.83%)	(1.83%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2050	652	816	1,390	2,949
Class C 2050	258	490	1,250	3,084	158	490	1,250	3,084
Class R 2050	122	381	1,072	2,923
Class R3 2050	97	303	943	2,672
Class R4 2050	72	224	812	2,415
Class R5 2050	56	176	733	2,258
Class R6 2050	46	144	680	2,151
Class Y 2050	56	176	733	2,258

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 21%.

21.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050 (your fund)	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
19.82%
Best calendar quarter
Jun. 30, 2020
18.84%
Worst calendar quarter
Mar. 31, 2020
(19.46%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2050 Fund	1 Year		Since Inception		Inception Date
Class A 2050	15.30%	[1]	6.82%	[1]	Dec. 31, 2019
Class A 2050 | After Taxes on Distributions	13.66%	[1]	4.18%	[1]	Dec. 31, 2019
Class A 2050 | After Taxes on Distributions and Sales	9.72%	[1]	4.58%	[1]	Dec. 31, 2019
Class C 2050	20.35%	[1]	7.62%	[1]	Dec. 31, 2019
Class R 2050	21.84%	[1]	7.98%	[1]	Dec. 31, 2019
Class R3 2050	22.11%	[1]	8.25%	[1]	Dec. 31, 2019
Class R4 2050	22.44%	[1]	8.50%	[1]	Dec. 31, 2019
Class R5 2050	22.56%	[1]	8.65%	[1]	Dec. 31, 2019
Class R6 2050	22.78%		8.79%		Dec. 31, 2019
Class Y 2050	22.54%	[1]	8.65%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2050 Index (no deduction for fees, expenses or taxes)	20.21%	[2]	7.69%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2050 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2045 Fund	Class A 2045		Class C 2045		Class R 2045	Class R3 2045	Class R4 2045	Class R5 2045	Class R6 2045	Class Y 2045
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2045 Fund		Class A 2045	Class C 2045	Class R 2045	Class R3 2045	Class R4 2045	Class R5 2045	Class R6 2045	Class Y 2045
Management Fees (as a percentage of Assets)		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		1.03%	1.03%	1.18%	1.18%	1.18%	1.03%	0.93%	1.03%
Acquired Fund Fees and Expenses		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses (as a percentage of Assets)		2.31%	3.06%	2.71%	2.46%	2.21%	2.06%	1.96%	2.06%
Fee Waiver or Reimbursement	[1]	(1.51%)	(1.51%)	(1.51%)	(1.51%)	(1.51%)	(1.51%)	(1.51%)	(1.51%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2045	652	816	1,322	2,711
Class C 2045	258	490	1,180	2,846	158	490	1,180	2,846
Class R 2045	122	381	1,001	2,680
Class R3 2045	97	303	871	2,423
Class R4 2045	72	224	739	2,160
Class R5 2045	56	176	660	1,998
Class R6 2045	46	144	606	1,889
Class Y 2045	56	176	660	1,998

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 22%.

22.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045 (your fund)	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
18.99%
Best calendar quarter
Jun. 30, 2020
17.65%
Worst calendar quarter
Mar. 31, 2020
(18.56%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2045 Fund	1 Year		Since Inception		Inception Date
Class A 2045	13.87%	[1]	6.24%	[1]	Dec. 31, 2019
Class A 2045 | After Taxes on Distributions	12.93%	[1]	4.02%	[1]	Dec. 31, 2019
Class A 2045 | After Taxes on Distributions and Sales	8.42%	[1]	4.28%	[1]	Dec. 31, 2019
Class C 2045	18.97%	[1]	7.02%	[1]	Dec. 31, 2019
Class R 2045	20.40%	[1]	7.39%	[1]	Dec. 31, 2019
Class R3 2045	20.78%	[1]	7.68%	[1]	Dec. 31, 2019
Class R4 2045	21.07%	[1]	7.92%	[1]	Dec. 31, 2019
Class R5 2045	21.22%	[1]	8.08%	[1]	Dec. 31, 2019
Class R6 2045	21.33%		8.19%		Dec. 31, 2019
Class Y 2045	21.14%	[1]	8.06%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2045 Index (no deduction for fees, expenses or taxes)	19.57%	[2]	7.33%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2045 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2040 Fund	Class A 2040		Class C 2040		Class R 2040	Class R3 2040	Class R4 2040	Class R5 2040	Class R6 2040	Class Y 2040
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2040 Fund		Class A 2040	Class C 2040	Class R 2040	Class R3 2040	Class R4 2040	Class R5 2040	Class R6 2040	Class Y 2040
Management Fees (as a percentage of Assets)		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		0.95%	0.95%	1.10%	1.10%	1.10%	0.95%	0.85%	0.95%
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Expenses (as a percentage of Assets)		2.19%	2.94%	2.59%	2.34%	2.09%	1.94%	1.84%	1.94%
Fee Waiver or Reimbursement	[1]	(1.39%)	(1.39%)	(1.39%)	(1.39%)	(1.39%)	(1.39%)	(1.39%)	(1.39%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2040	652	816	1,296	2,620
Class C 2040	258	490	1,154	2,755	158	490	1,154	2,755
Class R 2040	122	381	974	2,587
Class R3 2040	97	303	844	2,328
Class R4 2040	72	224	712	2,062
Class R5 2040	56	176	632	1,899
Class R6 2040	46	144	578	1,789
Class Y 2040	56	176	632	1,899

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 29%.

29.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040 (your fund)	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
17.90%
Best calendar quarter
Jun. 30, 2020
16.55%
Worst calendar quarter
Mar. 31, 2020
(17.37%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2040 Fund	1 Year		Since Inception		Inception Date
Class A 2040	12.63%	[1]	5.76%	[1]	Dec. 31, 2019
Class A 2040 | After Taxes on Distributions	11.48%	[1]	3.47%	[1]	Dec. 31, 2019
Class A 2040 | After Taxes on Distributions and Sales	7.81%	[1]	3.89%	[1]	Dec. 31, 2019
Class C 2040	17.61%	[1]	6.55%	[1]	Dec. 31, 2019
Class R 2040	19.07%	[1]	6.90%	[1]	Dec. 31, 2019
Class R3 2040	19.46%	[1]	7.19%	[1]	Dec. 31, 2019
Class R4 2040	19.78%	[1]	7.44%	[1]	Dec. 31, 2019
Class R5 2040	19.89%	[1]	7.59%	[1]	Dec. 31, 2019
Class R6 2040	20.00%		7.70%		Dec. 31, 2019
Class Y 2040	19.81%	[1]	7.57%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2040 Index (no deduction for fees, expenses or taxes)	18.16%	[2]	6.83%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2040 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2035 Fund	Class A 2035		Class C 2035		Class R 2035	Class R3 2035	Class R4 2035	Class R5 2035	Class R6 2035	Class Y 2035
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2035 Fund		Class A 2035	Class C 2035	Class R 2035	Class R3 2035	Class R4 2035	Class R5 2035	Class R6 2035	Class Y 2035
Management Fees (as a percentage of Assets)		0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		0.80%	0.80%	0.95%	0.95%	0.95%	0.80%	0.70%	0.80%
Acquired Fund Fees and Expenses		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)		1.98%	2.73%	2.38%	2.13%	1.88%	1.73%	1.63%	1.73%
Fee Waiver or Reimbursement	[1]	(1.18%)	(1.18%)	(1.18%)	(1.18%)	(1.18%)	(1.18%)	(1.18%)	(1.18%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2035	652	816	1,251	2,459
Class C 2035	258	490	1,108	2,594	158	490	1,108	2,594
Class R 2035	122	381	927	2,424
Class R3 2035	97	303	796	2,160
Class R4 2035	72	224	664	1,890
Class R5 2035	56	176	584	1,724
Class R6 2035	46	144	530	1,612
Class Y 2035	56	176	584	1,724

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 34%.

34.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035 (your fund)	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
16.21%
Best calendar quarter
Jun. 30, 2020
14.82%
Worst calendar quarter
Mar. 31, 2020
(15.17%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2035 Fund	1 Year		Since Inception		Inception Date
Class A 2035	11.07%	[1]	4.97%	[1]	Dec. 31, 2019
Class A 2035 | After Taxes on Distributions	9.55%	[1]	2.79%	[1]	Dec. 31, 2019
Class A 2035 | After Taxes on Distributions and Sales	6.94%	[1]	3.24%	[1]	Dec. 31, 2019
Class C 2035	15.94%	[1]	5.74%	[1]	Dec. 31, 2019
Class R 2035	17.28%	[1]	6.10%	[1]	Dec. 31, 2019
Class R3 2035	17.52%	[1]	6.37%	[1]	Dec. 31, 2019
Class R4 2035	17.84%	[1]	6.61%	[1]	Dec. 31, 2019
Class R5 2035	18.08%	[1]	6.76%	[1]	Dec. 31, 2019
Class R6 2035	18.20%		6.88%		Dec. 31, 2019
Class Y 2035	18.08%	[1]	6.77%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2035 Index (no deduction for fees, expenses or taxes)	16.48%	[2]	6.26%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2035 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2030 Fund	Class A 2030		Class C 2030		Class R 2030	Class R3 2030	Class R4 2030	Class R5 2030	Class R6 2030	Class Y 2030
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2030 Fund		Class A 2030	Class C 2030	Class R 2030	Class R3 2030	Class R4 2030	Class R5 2030	Class R6 2030	Class Y 2030
Management Fees (as a percentage of Assets)		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		0.82%	0.82%	0.97%	0.97%	0.97%	0.82%	0.72%	0.82%
Acquired Fund Fees and Expenses		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses (as a percentage of Assets)		1.99%	2.74%	2.39%	2.14%	1.89%	1.74%	1.64%	1.74%
Fee Waiver or Reimbursement	[1]	(1.19%)	(1.19%)	(1.19%)	(1.19%)	(1.19%)	(1.19%)	(1.19%)	(1.19%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2030	652	816	1,253	2,467
Class C 2030	258	490	1,110	2,602	158	490	1,110	2,602
Class R 2030	122	381	930	2,431
Class R3 2030	97	303	799	2,168
Class R4 2030	72	224	666	1,898
Class R5 2030	56	176	586	1,733
Class R6 2030	46	144	532	1,621
Class Y 2030	56	176	586	1,733

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 33%.

33.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030 (your fund)	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
12.99%
Best calendar quarter
Jun. 30, 2020
12.53%
Worst calendar quarter
Mar. 31, 2020
(12.38%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2030 Fund	1 Year		Since Inception		Inception Date
Class A 2030	7.90%	[1]	3.52%	[1]	Dec. 31, 2019
Class A 2030 | After Taxes on Distributions	6.85%	[1]	1.71%	[1]	Dec. 31, 2019
Class A 2030 | After Taxes on Distributions and Sales	4.93%	[1]	2.23%	[1]	Dec. 31, 2019
Class C 2030	12.62%	[1]	4.30%	[1]	Dec. 31, 2019
Class R 2030	14.02%	[1]	4.64%	[1]	Dec. 31, 2019
Class R3 2030	14.28%	[1]	4.91%	[1]	Dec. 31, 2019
Class R4 2030	14.51%	[1]	5.15%	[1]	Dec. 31, 2019
Class R5 2030	14.70%	[1]	5.30%	[1]	Dec. 31, 2019
Class R6 2030	14.82%		5.41%		Dec. 31, 2019
Class Y 2030	14.71%	[1]	5.30%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2030 Index (no deduction for fees, expenses or taxes)	14.44%	[2]	5.39%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2030 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2025 Fund	Class A 2025		Class C 2025		Class R 2025	Class R3 2025	Class R4 2025	Class R5 2025	Class R6 2025	Class Y 2025
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage 2025 Fund		Class A 2025	Class C 2025	Class R 2025	Class R3 2025	Class R4 2025	Class R5 2025	Class R6 2025	Class Y 2025
Management Fees (as a percentage of Assets)		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		0.89%	0.89%	1.04%	1.04%	1.04%	0.89%	0.79%	0.89%
Acquired Fund Fees and Expenses		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Expenses (as a percentage of Assets)		1.92%	2.67%	2.32%	2.07%	1.82%	1.67%	1.57%	1.67%
Fee Waiver or Reimbursement	[1]	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A 2025	652	816	1,238	2,413
Class C 2025	258	490	1,095	2,548	158	490	1,095	2,548
Class R 2025	122	381	914	2,376
Class R3 2025	97	303	783	2,112
Class R4 2025	72	224	650	1,840
Class R5 2025	56	176	570	1,674
Class R6 2025	46	144	516	1,561
Class Y 2025	56	176	570	1,674

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 58%.

58.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2024 and its projected approximate allocations to these asset classes and underlying funds as of December 31, 2025. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2024.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030	2025 (your fund)	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2024	78.0%	62.8%	39.0%	15.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2025	78.0%	59.9%	35.2%	12.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2024	21.5%	36.7%	60.5%	83.8%	92.7%	51.8%	0.0%	0.0%	0.0%	0.0%
	2025	21.5%	39.6%	64.3%	86.6%	89.5%	44.8%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2024	0.0%	0.0%	0.0%	0.0%	4.8%	44.8%	92.9%	30.1%	2.5%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	7.8%	51.7%	87.1%	19.7%	0.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	47.9%	9.8%	0.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	56.0%	2.5%	0.0%
Putnam Short Term Investment Fund	2024	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
	2025	0.5%	0.5%	0.5%	1.2%	2.7%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam Multi-Asset Income Fund	2024	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	16.2%	81.7%	94.0%
	2025	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.2%	18.3%	90.9%	94.0%
Equity**	2024	95.2%	92.2%	87.4%	82.2%	77.0%	68.3%	56.5%	36.8%	26.5%	25.4%
	2025	95.2%	91.6%	86.6%	81.5%	76.3%	66.9%	54.6%	33.6%	25.7%	25.4%
Fixed Income**	2024	4.8%	7.8%	12.6%	17.8%	23.0%	31.7%	43.5%	63.2%	73.5%	74.6%
	2025	4.8%	8.4%	13.4%	18.5%	23.7%	33.1%	45.4%	66.4%	74.3%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at or around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as the Investment Manager believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 74, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, swap contracts, and, for each underlying fund other than Putnam Short Term Investment Fund, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure may be riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
10.62%
Best calendar quarter
Jun. 30, 2020
8.85%
Worst calendar quarter
Jun. 30, 2022
(8.68%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage 2025 Fund	1 Year		Since Inception		Inception Date
Class A 2025	5.01%	[1]	1.45%	[1]	Dec. 31, 2019
Class A 2025 | After Taxes on Distributions	3.81%	[1]	0.24%	[1]	Dec. 31, 2019
Class A 2025 | After Taxes on Distributions and Sales	3.06%	[1]	0.72%	[1]	Dec. 31, 2019
Class C 2025	9.60%	[1]	2.21%	[1]	Dec. 31, 2019
Class R 2025	10.98%	[1]	2.55%	[1]	Dec. 31, 2019
Class R3 2025	11.25%	[1]	2.80%	[1]	Dec. 31, 2019
Class R4 2025	11.52%	[1]	3.04%	[1]	Dec. 31, 2019
Class R5 2025	11.65%	[1]	3.19%	[1]	Dec. 31, 2019
Class R6 2025	11.76%		3.30%		Dec. 31, 2019
Class Y 2025	11.70%	[1]	3.20%	[1]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
S&P Target Date To 2025 Index (no deduction for fees, expenses or taxes)	12.44%	[2]	4.47%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To 2025 Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Goal

Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Franklin Advisers, Inc. (“Franklin Advisers” or the “Investment Manager”) believes is consistent with preservation of capital.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 102 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds.
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage Maturity Fund	Class A Maturity		Class C Maturity		Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2027
Annual Fund Operating Expenses - Putnam Retirement Advantage Maturity Fund		Class A Maturity	Class C Maturity	Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Management Fees (as a percentage of Assets)		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		0.90%	0.90%	1.05%	1.05%	1.05%	0.90%	0.80%	0.90%
Acquired Fund Fees and Expenses		0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses (as a percentage of Assets)		1.90%	2.65%	2.30%	2.05%	1.80%	1.65%	1.55%	1.65%
Fee Waiver or Reimbursement	[1]	(1.10%)	(1.10%)	(1.10%)	(1.10%)	(1.10%)	(1.10%)	(1.10%)	(1.10%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Reflects the Investment Manager’s contractual obligation to limit certain fund expenses through at least December 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above for the 1- and 3-year periods. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Maturity	478	645	1,071	2,256
Class C Maturity	258	490	1,090	2,532	158	490	1,090	2,532
Class R Maturity	122	381	909	2,361
Class R3 Maturity	97	303	778	2,096
Class R4 Maturity	72	224	646	1,823
Class R5 Maturity	56	176	565	1,657
Class R6 Maturity	46	144	511	1,544
Class Y Maturity	56	176	565	1,657

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 32%.

32.00%
Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes. The fund invests most of its assets in Putnam Multi-Asset Income Fund, another Putnam mutual fund, which invests mainly in fixed-income investments and, to a lesser extent, in equity securities. The fund invests the rest of its assets in Putnam Short Term Investment Fund, a Putnam mutual fund that invests mainly in short duration, investment-grade money market and other fixed income securities.

The following table presents your fund’s approximate allocations to each asset class (through its investments in underlying funds) as of December 30, 2023, which are not expected to change over time.

Asset class
Equity*	25.0%
Fixed Income*	75.0%
*	Equity and fixed income allocations are hypothetical estimates based on Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of Putnam Multi-Asset Income Fund may adjust the fund’s allocations among asset classes from time to time consistent with its investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations, and the underlying fund(s) in which it invests, at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will make gradual withdrawals from the fund. The managers of Multi-Asset Income Fund will rebalance that fund’s investments towards its target allocations on a quarterly basis. More information about Multi-Asset Income Fund and Putnam Short Term Investment Fund is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes (through the fund’s investment in its underlying funds, Putnam Multi-Asset Income Fund and Putnam Short Term Investment Fund) may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, the Investment Manager has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). The Investment Manager also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses, including distribution fees (12b-1 fees)) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although the Investment Manager serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

Certain accounts or affiliates of the Investment Manager, including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

Putnam Multi-Asset Income Fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact an underlying fund’s performance, and may exacerbate other risks to which an underlying fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. In addition, small and midsize companies, at times, may not perform as well as stocks of larger companies or the stock market in general, and may be out of favor with investors for varying periods of time.

Fixed income investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ fixed income investments is likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ fixed income investments may default on payment of interest or principal. Fixed income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Putnam Multi-Asset Income Fund typically uses to a significant extent, and Putnam Short Term Investment Fund may use, derivatives, such as futures, options, swap contracts, and, for Putnam Multi-Asset Income Fund only, certain foreign currency transactions and warrants, for both hedging and investment purposes (although, in the case of Putnam Short Term Investment Fund, they do not represent a primary focus of the fund). Investing in Putnam Multi-Asset Income Fund will be riskier to the extent the fund uses derivatives to increase investment exposure (which may be considered leverage and magnify or otherwise increase investment losses to the fund). The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk

(e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivative positions when it wants to and that the other party to the instrument may fail to meet its obligations. The risk of a party failing to meet its obligations may increase if the underlying fund has significant investment exposure to that counterparty.

Putnam Multi-Asset Income Fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income and may incur higher transaction costs than funds with relatively lower turnover, which may detract from performance.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial professional in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam Retirement Advantage Funds will be merged near the end of the target year of the Putnam Retirement Advantage Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges*
Year-to-date performance through
Sep. 30, 2024
10.17%
Best calendar quarter
Dec. 31, 2023
7.88%
Worst calendar quarter
Jun. 30, 2022
(8.29%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Retirement Advantage Maturity Fund	1 Year		Since Inception		Inception Date
Class A Maturity	6.13%	[1]	1.39%	[1]	Dec. 31, 2019
Class A Maturity | After Taxes on Distributions	5.09%	[1]	0.51%	[1]	Dec. 31, 2019
Class A Maturity | After Taxes on Distributions and Sales	3.70%	[1]	0.75%	[1]	Dec. 31, 2019
Class C Maturity	8.78%	[1]	1.68%	[1]	Dec. 31, 2019
Class R Maturity	10.04%	[1]	2.01%	[1]	Dec. 31, 2019
Class R3 Maturity	10.34%	[1]	2.26%	[1]	Dec. 31, 2019
Class R4 Maturity	10.68%	[1]	2.50%	[1]	Dec. 31, 2019
Class R5 Maturity	10.89%	[1]	2.67%	[1]	Dec. 31, 2019
Class R6 Maturity	11.01%		2.79%		Dec. 31, 2019
Class Y Maturity	10.89%	[1]	2.67%	[1]	Dec. 31, 2019
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	5.53%	[2]	(3.26%)	[2]	Dec. 31, 2019
Russell 3000 Index (no deduction for fees, expenses or taxes)	25.96%	[2]	8.80%	[2]	Dec. 31, 2019
S&P Target Date To Retirement Income Index	10.55%	[2]	3.10%	[2]	Dec. 31, 2019
[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) Russell 3000 Index, a broad measure of market performance; (ii) Bloomberg U.S. Aggregate Index, also a broad measure of market performance; and (iii) S&P Target Date To Retirement Income Index, an additional index that the Investment Manager believes more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.